Related Party Transactions and Balances (Details) - Schedule of Industrial Operation Services to Related Party Companies and Those Related Party Transactions - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Zhongtan Future [Member]
Related Party Transactions and Balances (Details) - Schedule of Industrial Operation Services to Related Party Companies and Those Related Party Transactions [Line Items]
Industrial operation services charged to included in revenues	$ 504,714	$ 146,245
Zhongxin [Member]
Related Party Transactions and Balances (Details) - Schedule of Industrial Operation Services to Related Party Companies and Those Related Party Transactions [Line Items]
Industrial operation services charged to included in revenues	140,199
Future New Energy Battery [Member]
Related Party Transactions and Balances (Details) - Schedule of Industrial Operation Services to Related Party Companies and Those Related Party Transactions [Line Items]
Industrial operation services charged to included in revenues	$ 144,282